Derivative Warrant Liabilities (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	14,558,333
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	8,625,000	8,625,000
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Share price	$ 9.20	$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	5,933,333	5,933,333
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30